SHARE-BASED PAYMENTS - LTI Activity (Details)	12 Months Ended
	Mar. 31, 2019 shares	Mar. 31, 2018 shares
Long-Term Incentive – Deferred Share Unit Plan (LTI-DSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	1,134,741	1,193,723
Units granted (in shares)	0	0
Units cancelled (in shares)	(2,523)	(1,768)
Units redeemed (in shares)	(76,750)	(74,783)
Dividends paid in units (in shares)	12,575	17,569
Units outstanding, end of year (in shares)	1,068,043	1,134,741
Units vested, end of year (in shares)	1,067,648	1,128,464
Long-Term Incentive – Time Based Restricted Share Unit Plan (LTI-TB RSU)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	553,923	551,210
Units granted (in shares)	148,670	179,440
Units cancelled (in shares)	(8,487)	(21,640)
Units redeemed (in shares)	(192,086)	(155,087)
Dividends paid in units (in shares)	0	0
Units outstanding, end of year (in shares)	502,020	553,923
Units vested, end of year (in shares)	394,404	420,247